CAPITAL CONTRIBUTIONS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Related Party Transaction [Line Items]
Capital contributions by shareholder	$ 12	$ 90	$ 882,588
Mr. Chan Ming Dave [Member]
Related Party Transaction [Line Items]
Capital contributions by shareholder		$ 0	$ 762,688